Loans and borrowings - Disclosure of Carrying Value and Fair Value of Borrowings (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Aug. 28, 2020	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Borrowings	€ 723,230	€ 720,856		€ 625,676
Non-current portion	722,554	720,745		624,595
Current portion	676	111		1,081
Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	731,540	739,947		613,389
Non-current portion	730,864	739,836		612,308
Current portion	676	111		€ 1,081
Term senior debt
Disclosure of financial liabilities [line items]
Effective interest				3.61%
Term senior debt | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	0	0		€ 613,220
Term senior debt | Cost
Disclosure of financial liabilities [line items]
Borrowings	€ 0	€ 0		625,507
Senior debt facility
Disclosure of financial liabilities [line items]
Effective interest	3.13%	3.18%
Senior debt facility | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ 631,864	€ 640,836		0
Senior debt facility | Cost
Disclosure of financial liabilities [line items]
Borrowings	623,554	621,745		0
Capitalized financing fees - RCF | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ 0	€ 0		912
Revolving Credit Facility (RCF)
Disclosure of financial liabilities [line items]
Borrowings			€ 99,000
Effective interest	2.50%	2.50%
Revolving Credit Facility (RCF) | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ 99,000	€ 0		0
Revolving Credit Facility (RCF) | Cost
Disclosure of financial liabilities [line items]
Borrowings	99,000	99,000		0
Revolving Credit Facility (RCF) | Capitalized financing fees - RCF
Disclosure of financial liabilities [line items]
Borrowings	0	0		912
Other bank overdraft
Disclosure of financial liabilities [line items]
Borrowings	€ 676	111		1,081
Effective interest	10.75%
Other bank overdraft | Level 2 | Financial liabilities at fair value, class
Disclosure of financial liabilities [line items]
Borrowings	€ 676	111		1,081
Other bank overdraft | Cost
Disclosure of financial liabilities [line items]
Borrowings	€ 676	€ 111		€ 1,081